Shareholder Report, Line Graph (Details) 194681_Themes Global Systemically Important Banks ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Sep. 30, 2024	Dec. 15, 2023	Sep. 30, 2025
Themes Global Systemically Important Banks ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Themes Global Systemically Important Banks ETF
Accumulated Value	$ 12,509	$ 10,000	$ 19,552
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index
Accumulated Value	12,049	10,000	$ 14,129
KBW Nasdaq Global Bank Index
Account Value [Line Items]
Line Graph and Table Measure Name			KBW Nasdaq Global Bank Index
Accumulated Value	$ 12,628	$ 10,000	$ 19,906